United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated Bond Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—67.7%
		Basic Industry - Chemicals—0.7%
$1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$2,550,992
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,668,275
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,474,787
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,723,480
438,000		Rohm & Haas Co., 6.00%, 9/15/2017	502,047
		TOTAL	9,919,581
		Basic Industry - Metals & Mining—4.2%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,719,625
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,656,103
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,282,198
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,653,435
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	830,166
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	842,546
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	753,304
2,600,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	2,869,750
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,512,137
2,100,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	2,254,875
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	4,300,000
750,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	765,937
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	2,385,989
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,116,217
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,450,672
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,231,750
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,759,755
5,500,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	5,263,252
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,532,883
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	1,571,949
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	5,389,018
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	612,378
1,000,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	1,012,003
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,112,800
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,254,558
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,356,989
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,689,670
		TOTAL	63,179,959
		Basic Industry - Paper—1.0%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,625,993
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,486,841
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,104,524
2,850,000	[3,4]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
2,500,000		Westvaco Corp., 7.65%, 3/15/2027	2,792,683
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	6,167,049
		TOTAL	14,177,090
		Capital Goods - Aerospace & Defense—0.4%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,862,419

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	$673,563
690,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	702,088
		TOTAL	5,238,070
		Capital Goods - Building Materials—0.9%
4,000,000		Masco Corp., Sr. Unsecd. Note, 5.85%, 3/15/2017	4,430,000
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	3,873,450
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,178,163
		TOTAL	13,481,613
		Capital Goods - Construction Machinery—0.2%
3,030,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	3,316,565
		Capital Goods - Diversified Manufacturing—1.1%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,056,362
4,020,000		Harsco Corp., 5.75%, 5/15/2018	4,302,538
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,210,069
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,228,835
3,970,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	4,270,970
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,915,075
		TOTAL	15,983,849
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	576,576
		Capital Goods - Packaging—0.3%
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,702,344
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	1,081,851
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,041,890
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,015,634
		TOTAL	4,841,719
		Communications - Media & Cable—0.9%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,173,524
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,707,152
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	942,792
1,603,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	1,664,169
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,355,771
1,470,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,416,843
1,810,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,883,576
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,191,143
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	459,829
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	263,441
		TOTAL	14,058,240
		Communications - Media Noncable—2.2%
3,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	3,062,277
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	1,069,489
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,118,316
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,043,697
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	3,037,167
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	459,066
1,200,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,347,486
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,405,222
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	2,928,930
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	1,612,166

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media Noncable—continued
$3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	$3,184,713
3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	3,391,888
		TOTAL	32,660,417
		Communications - Telecom Wireless—1.2%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	379,189
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,069,844
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,034,298
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	1,430,389
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,997,101
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,201,583
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,121,988
		TOTAL	17,234,392
		Communications - Telecom Wirelines—3.5%
1,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	1,916,561
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	3,906,256
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,517,100
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	4,848,750
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,751,000
4,940,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	5,017,864
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,972,595
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	3,206,172
13,850,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,205,347
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	7,791,403
		TOTAL	52,133,048
		Consumer Cyclical - Automotive—3.2%
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	5,461,534
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,162,218
3,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	3,522,054
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, 2.625%, 9/15/2016	2,079,580
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	2,912,742
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,892,177
4,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	5,002,109
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	911,259
2,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	2,596,850
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,526,864
2,500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	2,563,880
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	2,867,833
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	460,265
3,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,312,502
4,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	4,639,912
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	2,723,380
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,721,725
		TOTAL	47,356,884
		Consumer Cyclical - Entertainment—1.3%
3,395,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	3,501,583
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,099,317
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,408,364
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,477,172
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,533,206

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Entertainment—continued
$3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	$4,461,735
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	719,771
2,725,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	2,819,939
		TOTAL	19,021,087
		Consumer Cyclical - Lodging—0.7%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,088,500
1,230,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,163,072
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,065,736
1,050,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 3.90%, 3/1/2023	1,032,037
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,010,137
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	816,491
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	13,298
		TOTAL	10,189,271
		Consumer Cyclical - Retailers—0.7%
2,500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	2,560,182
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,113,377
1,415,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	1,420,115
1,427,689	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,554,571
300,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	308,369
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	717,000
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,239,076
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	881,076
		TOTAL	9,793,766
		Consumer Cyclical - Services—0.8%
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,177,611
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,219,182
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,149,467
		TOTAL	11,546,260
		Consumer Non-Cyclical - Food/Beverage—1.8%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	3,196,520
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	622,894
3,150,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	3,179,613
1,120,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	1,360,078
2,700,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	2,572,854
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,625,717
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	6,467,515
783,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	983,318
2,850,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	2,900,337
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,439,954
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,747,743
		TOTAL	27,096,543
		Consumer Non-Cyclical - Health Care—0.0%
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	633,093
		Consumer Non-Cyclical - Pharmaceuticals—0.3%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,935,795
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	832,216
		TOTAL	3,768,011
		Consumer Non-Cyclical - Products—0.2%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	941,740

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Products—continued
$1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	$1,605,246
		TOTAL	2,546,986
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,191,979
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	312,213
		TOTAL	1,504,192
		Consumer Non-Cyclical - Tobacco—0.2%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	333,150
1,845,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	1,849,194
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,076,976
		TOTAL	3,259,320
		Energy - Independent—1.7%
1,224,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,242,740
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	475,160
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,558,939
495,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	532,620
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,083,601
7,180,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	7,862,100
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,262,500
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	579,923
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,079,240
		TOTAL	25,676,823
		Energy - Integrated—2.1%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,880,917
4,000,000		BP Capital Markets PLC, 1.375%, 5/10/2018	3,943,740
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,249,531
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,652,178
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	1,950,638
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	1,637,123
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,431,236
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	521,275
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,037,503
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	280,188
4,180,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	3,833,198
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,662,984
1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	1,958,950
		TOTAL	31,039,461
		Energy - Oil Field Services—0.7%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	745,445
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,563,115
1,350,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	1,398,446
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	248,788
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,078,072
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	113,804
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	3,191,953
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	747,462
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	650,538
394,375	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	325,205
		TOTAL	11,062,828

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.5%
$720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	$872,788
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	2,108,424
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	5,080,037
		TOTAL	8,061,249
		Financial Institution - Banking—13.4%
1,000,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,033,637
2,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	2,094,330
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,900,202
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	2,464,550
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,601,428
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,606,473
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	2,081,334
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.625%, 7/1/2020	11,413,720
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	9,245,211
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	5,030,485
2,700,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	2,671,815
5,000,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	5,331,250
4,750,000	[5]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,695,150
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	1,737,972
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,348,607
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,304,443
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,542,772
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	2,005,568
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,598,532
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,067,458
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,662,800
2,072,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,684,384
1,450,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	1,639,345
3,000,000		Credit Suisse, Zurich, Sr. Unsecd. Note, 5.50%, 5/1/2014	3,025,032
2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	2,875,733
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,506,231
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	5,721,165
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,386,498
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	5,056,758
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,193,559
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,838,062
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	674,569
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	998,503
2,900,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,954,740
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	938,965
2,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	1,980,704
2,050,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,221,046
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,149,187
740,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	707,564
10,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,164,031
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	4,171,949
4,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	4,812,644
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,086,181
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	2,280,446

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	$4,052,489
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	4,993,160
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,722,384
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,598,487
4,320,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	4,310,025
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	8,709,242
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.893%, 3/29/2049	445,000
3,500,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,492,496
4,908,256	[1]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	2,995,901
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,241,085
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,054,468
2,700,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	2,781,842
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,217,177
4,500,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.80%, 11/1/2014	4,632,287
3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,579,382
1,100,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,144,399
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,283,721
		TOTAL	198,758,578
		Financial Institution - Brokerage—2.0%
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,637,500
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,689,590
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,568,606
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	1,736,686
1,500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,743,750
4,390,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	5,443,600
1,325,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	1,467,791
1,020,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	1,037,850
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,459,314
2,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	2,736,343
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	3,801,940
		TOTAL	29,322,970
		Financial Institution - Finance Noncaptive—3.5%
2,500,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	2,499,518
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	987,841
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	2,487,571
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,341,076
6,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	6,318,732
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,666,326
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,153,733
5,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	7,271,896
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	2,940,729
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,217,500
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,617,320
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.46%, 12/21/2065	1,402,500
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,674,750
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,474,780
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,829,222
		TOTAL	51,883,494

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—0.1%
$740,000		Wellpoint, Inc., 5.85%, 1/15/2036	$836,868
		Financial Institution - Insurance - Life—3.4%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,554,375
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	3,115,751
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,518,360
7,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	9,004,643
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,119,116
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,283,653
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,278,410
1,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.00%, 9/1/2023	1,021,430
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,422,423
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	765,881
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	5,833,510
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,510,000
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	911,476
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,676,312
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,317,224
1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	991,391
1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	1,162,290
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,920,418
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,204,252
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,457,034
		TOTAL	51,067,949
		Financial Institution - Insurance - P&C—1.3%
540,000		CNA Financial Corp., 6.50%, 8/15/2016	608,648
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,158,400
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,073,635
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	871,122
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,870,261
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	909,549
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,451,064
1,150,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	1,149,088
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	4,005,556
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	5,107,755
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	287,637
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,255,340
		TOTAL	19,748,055
		Financial Institution - REITs—1.9%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,967,537
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	1,405,968
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,505,030
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,089,785
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,682,640
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	534,335
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,304,920
2,300,000		Healthcare Trust of America, 3.70%, 4/15/2023	2,203,549
370,000		Liberty Property LP, 6.625%, 10/1/2017	427,865
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,048,954
267,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	320,057

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—continued
$500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	$595,048
1,700,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,829,164
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,680,160
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,306,424
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,345,024
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	979,691
		TOTAL	28,226,151
		Municipal Services—0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,844,473
2,935,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	2,966,639
		TOTAL	4,811,112
		Sovereign—0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,456,696
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,127,677
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,085,034
		TOTAL	5,669,407
		Technology—2.4%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,619,549
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,554,415
1,650,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,636,544
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,456,000
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,430,687
4,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	3,807,296
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,678,580
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,114,137
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,584,874
1,000,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,005,369
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,750,840
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	965,262
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,392,369
2,830,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	3,072,927
		TOTAL	35,068,849
		Transportation - Airlines—0.4%
26,649		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	26,716
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,394,816
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,150,798
		TOTAL	5,572,330
		Transportation - Railroads—0.7%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,576,037
1,305,805		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	1,530,483
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,974,717
1,325,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,243,085
		TOTAL	10,324,322
		Transportation - Services—1.3%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,568,014
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,827,701
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,768,863
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	1,274,765
1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	1,755,766

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	$940,030
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,204,269
		TOTAL	19,339,408
		Utility - Electric—3.3%
1,050,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	1,008,207
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	833,607
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	345,742
435,436		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	468,079
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,647,824
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,367,810
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	129,202
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	5,051,250
2,100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,135,097
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,901,081
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,082
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	4,119,770
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	930,424
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	336,723
665,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	734,895
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,136,255
1,574,832	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,705,771
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,351,642
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,113,185
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,241,702
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,461,267
1,280,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,322,473
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,316,352
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	883,440
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	241,147
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,589,421
92,919		Waterford 3 Funding Corp., 8.09%, 1/2/2017	93,237
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,068,866
		TOTAL	48,834,551
		Utility - Natural Gas Distributor—0.7%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	251,073
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	923,297
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,545,603
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,595,827
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	446,000
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,547,944
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,849,918
		TOTAL	11,159,662
		Utility - Natural Gas Pipelines—1.7%
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,469,403
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,464,581
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	3,361,180
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,037,867
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,860,297
900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	901,949

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Pipelines—continued
$3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	$3,503,372
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,330,143
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	989,574
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	1,988,855
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,457,545
		TOTAL	25,364,766
		TOTAL CORPORATE BONDS (IDENTIFIED COST $940,352,164)	1,005,345,365
		MORTGAGE-BACKED SECURITIES—0.0%
2,679		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	2,988
2,981		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	3,327
609		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	678
2,045		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	2,309
1,930		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	2,094
4,155		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	4,877
2,659		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	3,088
3,170		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,704
19,238		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	21,684
12,130		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	13,690
3,120		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	3,699
1,499		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,756
6,091		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	7,141
2,451		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	2,652
3,666		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	4,203
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $68,821)	77,890
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
4,720,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432%, 1/1/2042	4,242,242
2,000,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,312,760
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,746,000)	6,555,002
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,016,437
2,475,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	2,833,875
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,550,505
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,400,817
		COMMON STOCKS—0.0%
		Automotive—0.0%
8,922		General Motors Co.	322,976
2,127	[3]	Motors Liquidation Co.	66,682
		TOTAL	389,658
		Utility - Electric—0.0%
113		NRG Energy, Inc.	3,285
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,233,183)	392,943
		WARRANTS—0.0%
		Automotive—0.0%
8,111	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	218,672

Principal Amount or Shares			Value
		WARRANTS—continued
		Automotive—continued
8,111	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	$149,648
		TOTAL WARRANTS (IDENTIFIED COST $1,374,162)	368,320
		PREFERRED STOCKS—0.3%
		Financial Institution - Brokerage—0.0%
130,000	[3,4,6]	Lehman Brothers Holdings, Inc., Pfd., Series D	1,300
		Financial Institution - REITs—0.3%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	4,580,800
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	4,582,100
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$300,000		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025 (IDENTIFIED COST $294,248)	329,997
		INVESTMENT COMPANIES—30.0%[7]
2,334,229	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	2,334,229
65,926,336		High Yield Bond Portfolio	443,024,981
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $508,954,730)	445,359,210
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $1,470,884,074)[9]	1,470,411,644
		OTHER ASSETS AND LIABILITIES - NET—1.1%[10]	15,632,305
		TOTAL NET ASSETS—100%	$1,486,043,949
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Treasury Notes 10-Year Short Futures	450	$56,039,063	June 2014	$(215,465)
The average notional value of short futures contracts held by the Fund throughout the period was $14,009,766. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $209,293,465, which represented 14.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2014, these liquid restricted securities amounted to $198,741,213, which represented 13.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,099,317
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$4,799,194	$2,995,901
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$4,457,034
3	Non-income-producing security.
4	Issuer in default.
5	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
7	Affiliated holdings.

8	7-day net yield.
9	At February 28, 2014, the cost of investments for federal tax purposes was $1,473,759,219. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,347,575. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,996,174 and net unrealized depreciation from investments for those securities having an excess of cost over value of $77,343,749.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchanged-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's afffiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,005,345,365	$—	$1,005,345,365
Mortgage-Backed Securities	—	77,890	—	77,890
Municipal Bonds	—	6,555,002	—	6,555,002
Foreign Governments/Agencies	—	7,400,817	—	7,400,817
Collateralized Mortgage Obligations	—	329,997	—	329,997
Equity Securities:
Common Stocks
Domestic	392,943	—	—	392,943
Preferred Stocks
Domestic	4,580,800	—	1,300	4,582,100
Warrants	368,320	—	—	368.320
Investment Companies[1]	445,359,210	—	—	445,359,210
TOTAL SECURITIES	$450,701,273	$1,019,709,071	$1,300	$1,470,411,644
OTHER FINANCIAL INSTRUMENTS[2]	$(215,465)	$—	$—	$(215,465)
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014